Prepayments and Other Assets, Net	12 Months Ended
Mar. 31, 2025
Prepayments and Other Assets, Net [Abstract]
PREPAYMENTS AND OTHER ASSETS, NET

Note 6 – PREPAYMENTS AND OTHER ASSETS, NET

	As of	As of
	March 31, 2025	March 31, 2024
	USD	USD

Prepayments to suppliers and others	6,815,621	409,322
Allowance	(6,423)	(6,423)
Total prepayments and other assets, net	6,809,198	402,899